Contingencies and commitment (Tables)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities

	As of March 31
	2023	2022
Rights of use lease assets	$513,409	$723,604

Lease liabilities, current	$80,060	$132,114
Lease liabilities, non-current	595,587	703,972
Total operating lease liabilities	675,647	$836,086

As of March 31, 2023, the weighted average remaining lease terms and discount rates for all of operating leases were as follows:

Weighted average remaining lease term (years)	6.10	7.45
Weighted average discount rate	4.90%	4.90%

	As of March 31
	2022	2021
Rights of use lease assets	$759,314	$1,005,649

Lease liabilities, current	$139,137	$101,134
Lease liabilities, non-current	709,248	934,610
Total operating lease liabilities	848,385	$1,035,744

As of March 31, 2022, the weighted average remaining lease terms and discount rates for all of operating leases were as follows:

Weighted average remaining lease term (years)	5.45	7.45
Weighted average discount rate	4.90%	4.75%

Schedule of maturities of lease liabilities

2023	$110,726
2024	104,174
2025	142,057
2026	142,057
2027 and thereafter	284,114
Total undiscounted cash flows	783,128
Less: imputed interest	(107,481)
Present value of lease liabilities	$675,647

2023	$177,684
2024	120,874
2025	113,777
2026	154,809
2027 and thereafter	437,549
Total undiscounted cash flows	1,004,693
Less: imputed interest	(156,308)
Present value of lease liabilities	$848,385